Goodwill and Intangible Assets - (Indefinite-Lived Intangible Assets) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 08, 2016
Indefinite-lived Intangible Assets [Line Items]
Earnings Per Share, Diluted		$ (0.43)	$ (0.42)	$ 0
LIONS GATE ENTERTAINMENT CORP [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Starz trade name intangible asset	$ 170.0
Finite-Lived Intangible Asset, Useful Life	10 years
Earnings Per Share, Diluted		$ (1.49)	(4.77)	$ (8.82)
LIONS GATE ENTERTAINMENT CORP [Member] | Intangible Assets, Amortization Period [Member]
Indefinite-lived Intangible Assets [Line Items]
Earnings Per Share, Diluted			$ 0.02
Trade Names | LIONS GATE ENTERTAINMENT CORP [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization	$ 80.0
Trade Names | Media Networks
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization					$ 250.0